Taxes on Income	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Taxes on Income

Note 15 – Taxes on Income

A.	Income before income taxes and income taxes expense (benefit) included in the consolidated statements of Income

	Year ended December 31
	2013	2014	2015
Income before income taxes:
Israel	7,598	3,569	5,938
Foreign jurisdiction	211	3,067	2,231
	7,809	6,636	8,169

Income tax expense (benefit):
Current taxes:
Israel	1,155	1,388	407
Foreign jurisdiction	63	547	409
	1,218	1,935	816

Tax expense (benefit) in respect to
previous years:
Israel	(660)	(565)	(190)
Foreign jurisdiction	51	5	(18)
	(609)	(560)	(208)

Deferred taxes:
Israel	689	225	(345)
Foreign jurisdiction	(11)	(19)	120
	678	206	(225)

Total	1,287	1,581	383

*	The Company's taxes are calculated based on Israeli tax law except for taxes of the US, UK, Romania, Bulgaria, Luxembourg and Cyprus subsidiaries that are calculated based on relevant local tax laws.

B.	Presented hereunder are the statutory tax rates in Israel for the years 2013-2015:

2013 – 25%

2014 – 26.5%

2015 – 26.5%

On January 4, 2016, subsequent to year-end, the Knesset passed the Law for Changes in National Priorities (Legislative Amendments for Achieving Budget Objectives in the Years 2013 and 2014) – 2013, by which, inter alia, the corporate tax rate would be reduced by 1.5% to a rate of 25% as from 2016.

Current taxes for the reported periods are calculated according to the tax rates presented above.

The change is not reflected in the existing financial statements and will be reflected in the interim period which includes the change.

C.	Benefits under the Law for the Encouragement of Capital Investment

In 2015, the Company retroactively elected the Preferred Enterprise regime to apply under the Law for the Encouragement of Capital Investment (the “Investment Law”) for taxable income generated from the Content Management and Distribution Services segment in Israel for 2014 and later years. The Company’s entire preferred income is subject to a 16% tax rate. The election is irrevocable. As a result of the election, we recognized an income tax benefit of $223 during the year ended December 31, 2015 from the remeasurement of our deferred taxes.

Israeli taxable income not eligible for Preferred Enterprise benefits is taxed at a regular rate, which was 26.5% in 2015 and 2014, and 25% in 2013.

A dividend distributed from income which is attributed to a Preferred Enterprise will be subject to withholding tax at source at the following rates: (i) Israeli resident corporation – 0%, (ii) Israeli resident individual –20% as of 2015 (iii) non-Israeli resident - 20% as of 2015 subject to a reduced tax rate under the provisions of an applicable double tax treaty. The total amount of distributable income arising from preferred enterprise is approximately $4,700.

Management believes that the Company is currently qualified as an "industrial company" under the Investment Law and as such, enjoys tax benefits of reduced income tax rate of 16% as noted above.

D.	Taxation of the subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company has not provided for Israeli income and foreign withholding taxes on $5,816 thousands of its non-Israeli subsidiaries' undistributed earnings as of December 31, 2015. The Company currently has no plans to repatriate those funds and intends to indefinitely reinvest them in its non-Israeli operations. The unrecognized deferred tax liability associated with these temporary differences was approximately $291 thousands at December 31, 2015 , such undistributed earnings will be subject to taxation upon a dividend distribution or sale of the subsidiaries.

E.	Reconciliation between the expected tax on income before income taxes and the tax expense included in the statement of operations

	Year ended December 31
	2013	2014	2015

Statutory tax rate	25%	26.5%	26.5%

Income before taxes on income as reported
In the statement of operations	7,809	6,636	8,169

Computed “expected” tax expense	1,952	1,759	2,165

Non-deductible expenses, net	518	207	189
Effect of “Preferred Enterprise” status			(143)
Tax adjustment in respect of different tax rate
for foreign subsidiaries	35	(168)	(345)
Taxes in respect to previous years *	(609)	(560)	(208)
Influence of change in tax rate on deferred taxes	15	-	(223)
Valuation allowance	63	(33)	(4)
Differences in respect of contingent consideration	-	(72)	(941)
Differences in basis of measurements for
financial reporting and tax return purposes	(650)	466	(84)
Other differences, net	(37)	(18)	(23)

	1,287	1,581	383

* Taxes in respect to previous years result from change in estimate due to statute expirations.

F.	Deferred taxes

As of December 31, 2014 and 2015, the tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities are attributable to the following:

	Year ended December 31
	2014	2015
Deferred tax assets:

Provision for doubtful debts	1,411	1,658
Vacation pay accruals and others	381	241
Capital loss carryforward	207	203
Net operating loss carryforwards	363	423
Foreign currency derivatives	125	-
Marketable securities	2	-
Cash flow hedging derivatives	168	9
Severance pay fund	9	36

Total gross deferred tax assets	2,666	2,570

Less valuation allowance	(207)	(203)

Deferred tax assets, net	2,459	2,367
Deferred tax liabilities:
Fixed assets	(2,405)	(2,848)
Intangible assets	(1,076)	(1,372)
Goodwill	(642)	(657)

Total gross deferred tax liabilities	(4,123)	(4,877)

Net deferred tax liability	(1,664)	(2,510)

The net change in valuation allowance for the year ended December 31, 2015 was a decrease of $4 and for the year ended December 31, 2014 there was an increase of $33.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

The capital loss carryforward of $203 may be carried forward indefinitely.

Based upon the scheduled reversal of taxable temporary differences over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowance at December 31, 2015. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of December 31, 2015, the company’s subsidiaries had accumulated loss carry forwards totaling approximately $1,687. Loss carry forwards in the UK subsidiaries, totaling approximately $1,275 can be carried forward indefinitely. Loss carry forwards in the US subsidiary, totaling approximately $327, will expire through 2034. Losses carry forwards in the Bulgaria subsidiary, totaling approximately $85 will expire through 2018.

H.	Accounting for uncertainty in income taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2014	2015

Balance at January 1	1,521	1,030	341
Decrease related to statute expiration	(599)	(689)	(103)
Increase related to current year tax positions	108	-	137

Balance at December 31	1,030	341	375

The unrecognized tax benefits at December 31, 2013, 2014 and 2015 that, if recognized, would affect the effective tax rate of the Company were $1,030, $341and $375, respectively.

The Company and its subsidiaries files income tax returns in Israel, Cyprus, Luxemburg, UK, Romania Bulgaria and USA. As of December 31, 2015, the Israeli tax returns of the Company are open to examination by the Israeli income tax authorities for the tax years of 2012 through 2015 and the tax returns of the foreign subsidiaries are open to examination by the tax authorities for the tax years 2009 through 2015. During 2015, the year 2011 the statute of limitations lapsed in one of our jurisdictions. The company believes that it is reasonably possible that approximately $129 of its currently remaining unrecognized tax position, each of which are individually insignificant, may be recognized by the end of 2016 as a result of a lapse of the statute of limitations.